TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Domestic (Israel)	$ 334	$ 225	$ (94)
Foreign (United States)	1,792	452	237
Total current	2,126	677	143
Deferred:
Domestic (Israel)	2,135	(170)	(36)
Foreign (United States)	(245)	149	1,297
Total deferred	1,890	(21)	1,261
Previous Years:
Foreign (United States)	(151)	(12)	(44)
Total previous years	(151)	(12)	(44)
Taxes on income as reported in the statements of income	$ 3,865	$ 644	$ 1,360